Equity	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Equity
Note 28 - Equity

Authorized share capital

(number of shares of $0.10 each)	2021	2020
Authorized shares: Balance at the start of the year	119,326,923	68,750,000
Increases:
June 4, 2020	—	23,076,923
August 10, 2020	—	20,000,000
November 11, 2020	—	7,500,000
January 11, 2021	25,673,077	—
June 4, 2021	35,000,000	—
Authorized shares: Balance at the end of the year	180,000,000	119,326,923

Issued and Outstanding Share Capital

(number of shares of $0.10 each)	2021	2020
Issued : Balance at the start of the year	110,159,352	56,139,033
Shares issued (1):
June 5, 2020	—	23,076,923
October 5, 2020	—	25,943,396
November 30, 2020	—	5,000,000
January 22, 2021	27,058,823	—
Issued shares: Balance at the end of the year	137,218,175	110,159,352
Treasury Shares (2)	406,333	729,858
Outstanding shares: Balance at the end of the year	136,811,842	109,429,494

(1) As of December 31, 2021, our shares were listed on the Oslo Stock Exchange and the New York Stock Exchange. Details of shares issued for the years ended December 31, 2021 and December 31, 2020 are as follows:

Date of Issue	Type of Listing	Exchange	Shares Issued	Price per Share	Gross Proceeds ($ millions)
June 5, 2020	Private placement	Oslo	23,076,923	$1.30	30.0
October 5, 2020	Private placement	Oslo	25,943,396	$1.06	27.5
November 30, 2020	Private placement	Oslo	5,000,000	$1.06	5.3
Total			54,020,319		62.8

January 22, 2021	Private placement	Oslo	27,058,823	$1.70	46.0
(2) During the year ended December 31, 2021, the Company issued 323,525 common shares using treasury shares, to directors as compensation. The value on the date of issuance of $0.8 million has been recognized in "General and Administrative expenses" in the Consolidated Statements of Operations. The loss on issuance of treasury shares has been recognized as a reduction in "Additional Paid in Capital" in the Consolidated Balance Sheets. No treasury shares were issued in the year ended December 31, 2020.

Date of Treasury Share Issuance	Number of Shares Issued	Share Price on Issuance Date	Value on Issuance Date ($ million)	Book Value ($ million)	Loss on Issuance ($ million)
March 18, 2021	275,132	$2.4	0.7	10.4	9.7
July 14, 2021	48,393	$1.7	0.1	2.1	2.0
	323,525		0.8	12.5	11.7